Schedule of Estimated Useful Lives of Property and Equipment (Details)	Sep. 30, 2025
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years